Personnel expenses - Disclosure of Conditions and Inputs Used in the Measurement of the Fair Values at Grant Dates (Details)	12 Months Ended
	Dec. 31, 2022 shares SFr / shares	Dec. 31, 2021 shares SFr / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	340,152	260,055
Weighted average exercise price (in CHF per shares)	SFr 0.10	SFr 0.10
Expected dividend	0	0
Weighted average fair value of rights granted (in CHF per shares)	SFr 17.08	SFr 24.56
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	33,015	29,519
Vesting period	1 year	1 year
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	307,137	230,536
Performance Share Units (PSU), Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years	3 years
Minimum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 6.55	SFr 17.90
Expected volatility on Common shares	64.69%	58.57%
Risk free interest rate, common shares	(0.54%)	(0.58%)
Expected volatility on NBI	25.89%	26.21%
Risk free interest rate, NBI	0.58%	0.24%
Expected volatility on SPI	15.57%	15.96%
Risk free interest rate, SPI	(0.54%)	(0.58%)
Minimum | Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Full contractual life for RSU and PSU	3 years	3 years
Minimum | Performance Share Units (PSU), Employees excluding Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years	3 years
Maximum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 18.88	SFr 23.25
Expected volatility on Common shares	76.84%	61.69%
Risk free interest rate, common shares	(0.71%)	(0.61%)
Expected volatility on NBI	28.16%	27.01%
Risk free interest rate, NBI	4.78%	0.34%
Expected volatility on SPI	17.02%	16.15%
Risk free interest rate, SPI	(0.71%)	(0.61%)